PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 12,198	$ 11,780
Additions	2,312	2,845
Acquisitions from business combinations	43
Depreciation	(2,390)	(2,297)
Disposals and other	4	(35)
Property, plant and equipment	12,167	12,198
Right-of-use assets (note 8)	1,736	0
Additions	337	335
Depreciation	(217)	(175)
Disposals and other	(5)	0
Right-of-use assets (note 8)	1,851	1,736
Total property, plant and equipment	13,934	11,780
Additions	2,649	3,180
Depreciation	(2,607)	(2,472)
Disposals and other	(1)	(35)
Total property, plant and equipment	14,018	13,934
Proceeds on disposition	0	38
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	721	697
Additions	30	57
Acquisitions from business combinations	0
Depreciation	(37)	(34)
Disposals and other	2	1
Property, plant and equipment	716	721
Cable and wireless network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,964	7,474
Additions	1,334	1,739
Acquisitions from business combinations	4
Depreciation	(1,196)	(1,157)
Disposals and other	(17)	3
Property, plant and equipment	8,089	7,964
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,154	2,209
Additions	653	644
Acquisitions from business combinations	37
Depreciation	(747)	(706)
Disposals and other	11	7
Property, plant and equipment	2,108	2,154
Customer premise equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	576	629
Additions	165	236
Acquisitions from business combinations	0
Depreciation	(288)	(292)
Disposals and other	8	3
Property, plant and equipment	461	576
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	315	289
Additions	32	60
Acquisitions from business combinations	1
Depreciation	(36)	(33)
Disposals and other	0	(1)
Property, plant and equipment	312	315
Equipment and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	468	482
Additions	98	109
Acquisitions from business combinations	1
Depreciation	(86)	(75)
Disposals and other	0	(48)
Property, plant and equipment	$ 481	468
Effect of IFRS 16 transition
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(95)
Right-of-use assets (note 8)		1,576
Total property, plant and equipment		1,481
Effect of IFRS 16 transition | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		0
Effect of IFRS 16 transition | Cable and wireless network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(95)
Effect of IFRS 16 transition | Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		0
Effect of IFRS 16 transition | Customer premise equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		0
Effect of IFRS 16 transition | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		0
Effect of IFRS 16 transition | Equipment and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		$ 0